Vanguard® Windsor™ Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.5%)
Communication Services (5.2%)
	Alphabet Inc. Class A	1,499,616	506,870
	Walt Disney Co.	2,661,360	300,202
	T-Mobile US Inc.	1,157,233	228,218
*,1	EchoStar Corp. Class A	1,404,525	159,020
*	Live Nation Entertainment Inc.	551,275	80,183
			1,274,493
Consumer Discretionary (8.9%)
*	Amazon.com Inc.	2,243,181	536,793
	Magna International Inc.	5,176,871	264,745
	Dick's Sporting Goods Inc.	1,224,878	247,425
*	Airbnb Inc. Class A	1,485,914	192,233
	Hyatt Hotels Corp. Class A	1,053,339	164,711
	Lear Corp.	1,381,940	161,811
	NIKE Inc. Class B	2,279,951	140,924
*	Mohawk Industries Inc.	1,060,308	125,519
*	Flutter Entertainment plc	558,670	92,264
*	Lululemon Athletica Inc.	426,782	74,474
	Genuine Parts Co.	533,824	74,196
	PVH Corp.	1,007,007	62,797
	Newell Brands Inc.	11,866,202	50,432
			2,188,324
Consumer Staples (6.9%)
	Tyson Foods Inc. Class A	7,390,300	482,808
	Constellation Brands Inc. Class A	1,445,455	226,503
	Unilever plc	3,231,635	219,846
	Dollar General Corp.	1,512,114	216,883
	Kroger Co.	3,063,928	192,568
	Archer-Daniels-Midland Co.	2,790,750	187,845
	Keurig Dr Pepper Inc.	4,948,769	135,794
	Target Corp.	324,560	34,231
			1,696,478
Energy (7.0%)
	SLB Ltd.	6,647,502	321,606
	Valero Energy Corp.	1,428,850	259,236
	Exxon Mobil Corp.	1,670,569	236,219
	ConocoPhillips	1,839,918	191,775
	Shell plc ADR	2,441,558	188,073
	Canadian Natural Resources Ltd.	4,848,170	180,400
	Williams Cos. Inc.	1,974,339	132,794
	Halliburton Co.	3,571,487	119,716
	NOV Inc.	4,383,136	80,431
			1,710,250
Financials (21.3%)
	Wells Fargo & Co.	4,578,536	414,312
	Morgan Stanley	2,094,849	382,938
	Chubb Ltd.	1,144,919	354,421
	MetLife Inc.	4,341,813	342,482
	Raymond James Financial Inc.	1,916,928	317,942
	Citigroup Inc.	2,486,884	287,757
	KKR & Co. Inc.	2,471,436	282,386
	M&T Bank Corp.	1,251,415	277,276
	Voya Financial Inc.	3,115,916	238,866
	Capital One Financial Corp.	999,687	218,862
	Bank of America Corp.	4,046,219	215,259
	Corebridge Financial Inc.	6,780,436	209,041
	Ally Financial Inc.	4,662,062	197,112
	Tradeweb Markets Inc. Class A	1,878,076	193,573
	TPG Inc.	3,183,780	187,557

		Shares	Market Value ($000)
	Global Payments Inc.	2,576,323	184,825
	KeyCorp	7,422,286	159,728
*	UBS Group AG (Registered)	3,058,542	144,210
	Morningstar Inc.	711,303	143,747
	Everest Group Ltd.	404,477	133,995
	Equitable Holdings Inc.	2,516,328	116,758
	Willis Towers Watson plc	279,422	88,708
	JPMorgan Chase & Co.	279,339	85,447
	American International Group Inc.	381,925	28,599
			5,205,801
Health Care (15.4%)
	Merck & Co. Inc.	3,356,879	370,163
	CVS Health Corp.	3,183,743	237,252
	Baxter International Inc.	10,439,598	209,523
	UnitedHealth Group Inc.	715,343	205,253
	AstraZeneca plc ADR	2,129,747	197,577
	Humana Inc.	965,101	188,388
	Haleon plc	35,620,313	186,291
[1]	Fresenius Medical Care AG ADR	8,204,589	186,244
	Agilent Technologies Inc.	1,376,816	184,287
*	ICON plc	999,224	180,110
	Bristol-Myers Squibb Co.	3,246,818	178,737
	Becton Dickinson & Co.	874,690	177,982
*	Cooper Cos. Inc.	2,167,211	176,368
*	Charles River Laboratories International Inc.	683,031	143,764
	Cardinal Health Inc.	663,779	142,633
	Medtronic plc	1,335,228	137,475
*	Neurocrine Biosciences Inc.	925,683	125,948
	Sanofi SA ADR	2,625,109	123,485
	Pfizer Inc.	4,330,005	114,485
	Cigna Group	298,096	81,711
	Elevance Health Inc.	186,825	64,593
*	Centene Corp.	1,440,088	62,385
	HCA Healthcare Inc.	89,627	43,762
	Johnson & Johnson	179,228	40,730
			3,759,146
Industrials (11.6%)
	Deere & Co.	543,754	287,102
	Emerson Electric Co.	1,872,352	275,161
	General Dynamics Corp.	747,319	262,376
	Northrop Grumman Corp.	361,824	250,476
	Dover Corp.	1,210,308	243,865
	PACCAR Inc.	1,856,569	228,191
	TransUnion	2,363,726	186,782
	SS&C Technologies Holdings Inc.	2,154,735	176,451
*	CACI International Inc. Class A	283,289	175,804
	Techtronic Industries Co. Ltd.	12,397,622	169,246
	Delta Air Lines Inc.	2,116,560	139,460
*	Builders FirstSource Inc.	1,212,389	138,697
	Booz Allen Hamilton Holding Corp.	934,528	82,631
	Westinghouse Air Brake Technologies Corp.	320,930	73,859
	Knight-Swift Transportation Holdings Inc.	1,030,730	56,793
	Airbus SE	241,043	55,187
	Leidos Holdings Inc.	217,446	40,941
			2,843,022
Information Technology (10.6%)
	Microsoft Corp.	851,789	366,516
	ASML Holding NV	248,722	353,931
	Accenture plc Class A	1,261,066	332,468
	NXP Semiconductors NV	971,646	219,728
	Cognizant Technology Solutions Corp. Class A	2,620,169	215,011
	Skyworks Solutions Inc.	3,531,364	196,909
	Amdocs Ltd.	2,187,448	179,240
*	Dynatrace Inc.	4,218,213	160,672
	Roper Technologies Inc.	358,462	133,072
*	Synopsys Inc.	211,604	98,420
*	MACOM Technology Solutions Holdings Inc.	328,642	71,992
*	Advanced Micro Devices Inc.	296,891	70,283
	TE Connectivity plc	314,580	70,082

		Shares	Market Value ($000)
*	Nutanix Inc. Class A	1,506,096	59,235
	Cisco Systems Inc.	556,397	43,577
	Broadcom Inc.	97,130	32,179
			2,603,315
Materials (5.1%)
	PPG Industries Inc.	2,879,305	332,934
	Reliance Inc.	778,600	256,549
*	James Hardie Industries plc	10,911,678	250,859
	Nutrien Ltd.	2,404,486	165,645
	Freeport-McMoRan Inc.	2,224,055	133,955
	Dow Inc.	3,814,708	105,095
			1,245,037
Real Estate (3.2%)
	Prologis Inc.	1,956,127	255,392
	Equinix Inc.	294,685	241,916
	UDR Inc.	3,563,800	132,395
	AvalonBay Communities Inc.	551,733	98,026
*	CBRE Group Inc. Class A	264,662	45,080
			772,809
Utilities (2.3%)
	Sempra	2,773,753	241,344
	Exelon Corp.	3,735,165	167,261
	Eversource Energy	2,142,755	148,128
			556,733
Total Common Stocks (Cost $19,371,873)			23,855,408
Temporary Cash Investments (2.4%)
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.704%	3,739,877	373,988
		Face Amount ($000)
Repurchase Agreements (0.9%)
	Bank of America Securities, LLC 3.670%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $25,508, collateralized by U.S. Government Agency Obligations 3.500%–5.000%, 4/1/2033–4/1/2050, with a value of $26,010)	25,500	25,500
	Bank of America Securities, LLC 3.670%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $45,014, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 4/30/2026–5/15/2051, with a value of $45,900)	45,000	45,000
	Bank of America Securities, LLC 3.680%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $65,020, collateralized by U.S. Government Agency Obligations 5.500%, 12/1/2055, with a value of $66,300)	65,000	65,000
	JP Morgan Securities, LLC 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $45,014, collateralized by U.S. Treasury Obligations 0.000%–3.500%, 4/7/2026–9/30/2026, with a value of $45,900)	45,000	45,000
	Nomura International plc 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $45,014, collateralized by U.S. Treasury Obligations 1.000%–4.625%, 10/31/2027–2/15/2035, with a value of $45,900)	45,000	45,000
			225,500
Total Temporary Cash Investments (Cost $599,429)			599,488
Total Investments (99.9%) (Cost $19,971,302)			24,454,896
Other Assets and Liabilities—Net (0.1%)			21,462
Net Assets (100%)			24,476,358
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,758.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,111 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	931	324,256	(1,039)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,224,838	630,570	—	23,855,408
Temporary Cash Investments	373,988	225,500	—	599,488
Total	23,598,826	856,070	—	24,454,896
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,039)	—	—	(1,039)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.